LOANS AND OTHER FINANCING - Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS AND OTHER FINANCING
Financial assets	$ 7,177,048,816	$ 5,404,819,804
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,997,229,296	2,919,660,541	$ 1,432,051,506
Gross carrying amount | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	385,076,720	109,835,741
Gross carrying amount | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	695,673,521	403,314,016
Gross carrying amount | Personal loans
LOANS AND OTHER FINANCING
Financial assets	491,524,560	392,556,028
Gross carrying amount | Automobile and other secured loans
LOANS AND OTHER FINANCING
Financial assets	281,705,452	259,633,294
Gross carrying amount | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	373,427,569	$ 366,150,372
Guarantees Financials Assets Credit Impaired | Book value
LOANS AND OTHER FINANCING
Financial assets	47,955,930
Guarantees Financials Assets Credit Impaired | Book value | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	4,036,988
Guarantees Financials Assets Credit Impaired | Book value | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	1,763,866
Guarantees Financials Assets Credit Impaired | Book value | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	1,786,852
Guarantees Financials Assets Credit Impaired | Book value | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	4,362,202
Guarantees Financials Assets Credit Impaired | Book value | Personal loans
LOANS AND OTHER FINANCING
Financial assets	9,736,641
Guarantees Financials Assets Credit Impaired | Book value | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	7,106,457
Guarantees Financials Assets Credit Impaired | Book value | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	3,829,762
Guarantees Financials Assets Credit Impaired | Book value | Others
LOANS AND OTHER FINANCING
Financial assets	15,333,162
Guarantees Financials Assets Credit Impaired | Fair value
LOANS AND OTHER FINANCING
Financial assets	78,147,539
Guarantees Financials Assets Credit Impaired | Fair value | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	2,591,403
Guarantees Financials Assets Credit Impaired | Fair value | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	1,665,601
Guarantees Financials Assets Credit Impaired | Fair value | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	2,427,205
Guarantees Financials Assets Credit Impaired | Fair value | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	9,201,972
Guarantees Financials Assets Credit Impaired | Fair value | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	49,074,902
Guarantees Financials Assets Credit Impaired | Fair value | Others
LOANS AND OTHER FINANCING
Financial assets	13,186,456
Guarantees Financials Assets Credit Impaired | Allowances for loans losses
LOANS AND OTHER FINANCING
Financial assets	139,073,997
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	9,464,510
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	2,273,621
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	11,551,664
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	1,620,951
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Personal loans
LOANS AND OTHER FINANCING
Financial assets	42,657,662
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	21,619,979
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	27,265,866
Guarantees Financials Assets Credit Impaired | Allowances for loans losses | Others
LOANS AND OTHER FINANCING
Financial assets	22,619,744
Guarantees Financials Assets Credit Impaired | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	187,029,927
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Overdrafts
LOANS AND OTHER FINANCING
Financial assets	13,501,498
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Receivables from financial leases
LOANS AND OTHER FINANCING
Financial assets	4,037,487
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Promissory Notes
LOANS AND OTHER FINANCING
Financial assets	13,338,516
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Mortgage loans
LOANS AND OTHER FINANCING
Financial assets	5,983,153
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Personal loans
LOANS AND OTHER FINANCING
Financial assets	52,394,303
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Pledge loans
LOANS AND OTHER FINANCING
Financial assets	28,726,436
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Credit Card Loans
LOANS AND OTHER FINANCING
Financial assets	31,095,628
Guarantees Financials Assets Credit Impaired | Gross carrying amount | Others
LOANS AND OTHER FINANCING
Financial assets	$ 37,952,906